Intangible assets (revised) (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Schedule of Movement in Intangible Assets

					2023
	Trademarks and similar intangibles £m	Goodwill[2] £m	Computer software £m	Assets in the course of development £m	Total[2] £m
1 January
Cost	83,454	48,488	1,379	153	133,474
Accumulated amortisation and impairment	(2,851)	(532)	(1,005)	(11)	(4,399)
Net book value at 1 January	80,603	47,956	374	142	129,075
Differences on exchange	(3,431)	(2,251)	(4)	1	(5,685)
Additions
– internal development	—	—	—	75	75
– separately acquired	59	—	—	3	62
Reallocations	2	—	115	(111)	6
Amortisation charge	(237)	—	(120)	—	(357)
Impairment	(22,995)	(4,614)	(5)	—	(27,614)
31 December
Cost	78,848	46,021	1,408	110	126,387
Accumulated amortisation and impairment	(24,847)	(4,930)	(1,048)	—	(30,825)
Net book value at 31 December	54,001	41,091	360	110	95,562

					2022
	Trademarks and similar intangibles £m	Goodwill[2] £m	Computer software £m	Assets in the course of development £m	Total[2] £m
1 January
Cost	74,227	43,715	1,266	156	119,364
Accumulated amortisation and impairment	(2,360)	(521)	(858)	—	(3,739)
Net book value at 1 January	71,867	43,194	408	156	115,625
Differences on exchange	9,033	4,762	5	2	13,802
Additions
– internal development	—	—	—	37	37
– separately acquired	—	—	—	85	85
Reallocations	29	—	96	(125)	—
Amortisation charge	(309)	—	(128)	—	(437)
Impairment	(10)	—	(3)	(11)	(24)
Disposals	(7)	—	—	—	(7)
Held for sale	—	—	(4)	(2)	(6)
31 December
Cost	83,454	48,488	1,379	153	133,474
Accumulated amortisation and impairment	(2,851)	(532)	(1,005)	(11)	(4,399)
Net book value at 31 December	80,603	47,956	374	142	129,075
Notes:
1.Effective from 2023, the Group revised its regional structure from four regions to three, with the comparator data provided on this revised basis.
2.The table above has been re-presented for both the current and the comparative period to give a more meaningful disclosure of the Group's accumulated impairment of goodwill, which was previously The following is a summary table showing the movement of the Reynolds American goodwill and other intangible and similar assets in the U.S. during 2023

				2023
	Opening balance £m	Differences on exchange £m	Impairment £m	Closing balance £m
Reynolds American goodwill	37,181	(1,944)	(4,299)	30,938
Newport	33,236	(1,339)	(11,144)	20,753
Camel	14,058	(517)	(5,719)	7,822
Pall Mall	6,252	(187)	(3,457)	2,608
Natural American Spirit	13,019	(642)	(1,938)	10,439
Grizzly	10,308	(554)	(545)	9,209
Camel snus	1,355	(67)	(189)	1,099

Schedule of Cash Generating Unit	For the purpose of impairment testing, goodwill has been attributed to the following cash-generating units:

		2023		2022
	Carrying amount £m	Pre-tax discount rate %	Carrying amount £m	Pre-tax discount rate %
Cash-generating unit
Reynolds American	30,938	9.6	37,181	8.8
Europe	5,596	6.6	5,670	7.5
Canada	2,386	20.3	2,460	19.4
Australia	717	7.3	755	8.2
South Africa	189	14.3	541	10.4
Singapore	382	7.4	398	7.9
GTR	253	7.6	264	7.6
Malaysia	217	10.2	240	11.4
Peru	73	12.4	103	7.5
Other	340	6.7	344	8.0
Total	41,091		47,956

Schedule of impairment of intangible assets with indefinite useful life

			2023			2022
	Carrying amount £m	Volume 5 Year CAGR**	Pre-tax discount rate* %	Carrying amount £m	Volume 5 Year CAGR	Pre-tax discount rate %
Indefinite-lived intangibles
Newport	20,753	(11.3)%	8.7	33,236	(6.7)%	9.2
Camel	7,822	(12.3)%	8.9	14,058	(6.4)%	8.9
Pall Mall	2,608	(18.8)%	9.4	6,252	(13.0)%	8.6
Natural American Spirit	10,439	(7.6)%	7.9	13,019	(2.5)%	8.6
Camel Snus	1,099	(5.4)%	7.8	1,355	(5.3)%	8.6
Grizzly	9,209	(3.9)%	7.8	10,308	(3.7)%	8.6
Total	51,930			78,228
Notes:
*For the purpose of current year impairment assessment, the value-in-use calculations for the combustibles brands have been prepared based on a five-year risk adjusted cash flow forecast, supplemented by a forecast on a discrete period basis reflecting the revised useful economic life effective 1 January 2024 for the combustibles brands to support the long term growth rates.
Following these updates, the Group has revisited the methodology by which the Tax Amortisation Benefit (TAB) included in the brand valuation is treated when determining the pre-tax discount rates. In the previous years, the Group had considered the pre-TAB value-in-use to derive the pre-tax discount rate, however, under the revised approach, the Group has considered the post-TAB value-in-use in deriving the pre-tax discount rates for disclosure purposes. If the revised methodology is applied to the year 2022, the pre-tax discount rate will result in 7.9% for Newport, 7.6%
for Camel and 7.4% for Pall Mall, Natural American Spirit, Camel Snus and Grizzly. The revision of the pre-tax discount rates does not result in any change in the impairment assessment or the headroom calculated for each of the intangible assets in the year 2022. There are no other financial impacts on the financial statements for year-end 2022 as a result of this revision in methodology in the application of the TAB factor for deriving pre-tax discount rate for disclosure purposes. Valuations derived from applying post-tax discount rates to post-tax cash flows are aligned to those that would arise from applying pre-tax discount rates to pre-tax cash flows.
**  Five year CAGR is calculated by reference to the first five years annual volumes in the value-in-use model against the 2023 baseline.

Schedule of Impairment Charge From Possible Change in Assumptions	The below table indicates the additional amount of impairment that would be required if the following individual changes were made to the key assumptions used in the impairment model:

	Newport £m	Camel £m	Pall Mall £m	Natural American Spirit £m	Grizzly £m	Camel Snus £m
Assumptions
Volume decline by additional 1% year on year*	(1,135)	(427)	(142)	(572)	(559)	(68)
Decrease in long-term growth rate by 50bps	(560)	(163)	(32)	(467)	(593)	(70)
Increase in pre-tax discount rate by 75bps	(1,105)	(354)	(86)	(804)	(945)	(112)
Note:
*Volume sensitivity results in a proportional reduction in both net revenue and direct costs with no impact to operating margin %.  Fixed overhead cost allocations remain flat. This demonstrates a year-on-year decrease in operating cash flow for the discrete forecast years.
The table below indicates the additional amount of impairment that would be required if the following individual changes were made to key assumptions within the value-in-use model and it has been translated using the exchange rate prevailing on the date of the impairment assessment of £1 : US$1.213 as the underlying cash flows and net assets are US$ denominated:

Reynolds American goodwill impairment charge for 2023 (£m)	Assumptions	Change in key assumption	Possible additional impairment (£m)
4,299	Pre-tax discount rate	Increase of 0.67%	(6,169)
	Long-term growth rates	Decrease of 0.50%	(4,962)
Note:
*The sensitivity to increase the pre-tax discount rate for the Reynolds American goodwill has been considered in isolation without any uplift to the brands discount rate (impact of which is shown in the sensitivity table above). In the event of an increase to the brand's discount rate, any additional impairment to the Reynolds American goodwill will reduce by the respective amount due to the resulting reduction to its net assets.

Canada goodwill %
Assumptions
Decrease in revenue by*	17.4
Increase in pre-tax discount rate by	8.5
Note:
*Revenue sensitivities are performed in isolation and do not include the removal of the corresponding variable cost of sales. This demonstrates a decrease in revenue in each of the forecast years.
The table below shows the headroom and the impairment charge that would be recognised if the assumptions used in the value-in-use calculation were changed:

	Carrying amount of CGU £m	Increase in discount rate* £m	Decrease in cash flows* £m	Decrease in terminal value* £m
Change in headroom/impairment charge
Cash-generating unit
South Africa	189	(28)	(38)	(19)
Peru	73	(11)	(11)	(8)
Note:
*Sensitivities applied to key assumptions are a 100bps increase in the pre-tax discount rate, a 10% decrease in forecast cash flows reflecting a loss in volumes arising from difficult trading conditions and a 100bps decrease in terminal value growth rate.
Schedule of Income Statement of Subsidiary	Below is the summary of ITCAN's income statement:

	2023 £m	2022 £m
Revenue	1,003	1,055
Profit from operations	600	589
Profit after tax	517	478